GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Abstract]
Beginning balance	$ 42,442	$ 23,021
Goodwill acquired during the year		19,517
Foreign currency translation adjustments	513	(96)
Ending balance	$ 42,955	$ 42,442